Investment Objectives and Goals - U.S. GOVERNMENT SECURITIES FUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund®
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.